Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per share attributable to common stockholders
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss (income)	$(18,115)	$10,555	$(33,545)	$(1,339)
Accretion of preferred stock	(3,798)	(3,670)	(7,737)	(7,341)
Loss attributable to participating warrants and preferred stock shareholders	-	(6,685)	-	-
Net (loss) income attributable to common stockholders, basic	(21,913)	200	(41,282)	(8,680)
Effect of convertible notes	-	(24,421)	-	(24,421)
Net loss attributable to common stockholders, diluted	$(21,913)	$(24,221)	$(41,282)	$(33,101)

Denominator:	$5,470	$(41,650)	$5,470	$(41,650)
Weighted-average common shares attributable to common stockholders, basic	3,500,848	870,263	2,410,827	870,263
Effect of convertible notes	-	16,547,513	-	-
Weighted average number of common shares - diluted	3,500,848	17,417,776	2,410,827	870,263
Weighted-average common shares attributable to common stockholders, diluted	$(6.26)	$0.23	$(17.12)	$(9.97)
Effect of convertible notes	-	(1.62)	-	-
Net loss per common share attributable to common stockholders, diluted	$(6.26)	$(1.39)	$(17.12)	$(9.97)

Schedule of computation of diluted net loss per share attributable to common stockholders
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Redeemable convertible preferred stock	35,537,077	-	35,537,077	36,756,498
Convertible notes (1)	21,806,713	-	21,806,713	16,547,513
Options to purchase common stock	3,814,659	2,229,562	3,814,659	2,229,562
Series D warrants	183,438	-	183,438	183,438

(1)	Convertible note shares are calculated using the Series D Preferred Stock issue price of $4.50 per share and includes interest accrued as of June 30, 2021 and 2020.

	December 31,
	2020	2019
Redeemable convertible preferred stock	36,756,497	36,756,497
Options to purchase common stock	3,814,659	2,307,640
Convertible notes(1)	17,313,456	15,759,821
Series D warrants	183,438	183,438

(1)	Convertible note shares are calculated using the Series D Preferred Stock issue price of $4.50 per share and includes interest accrued as of December 31, 2020 and 2019.